Annual Fund Operating Expenses - (Allspring Core Bond Fund)	Apr. 17, 2023
(Allspring Core Bond Fund - Classes A and C) | Class A
Prospectus [Line Items]
Management Fees	0.39%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.82%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.71%	[3]
(Allspring Core Bond Fund - Classes A and C) | Class C
Prospectus [Line Items]
Management Fees	0.39%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.57%	[2]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	1.46%	[3]
(Allspring Core Bond Fund - Class R) | Class R
Prospectus [Line Items]
Management Fees	0.39%	[4]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.07%	[5]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.96%	[6]
(Allspring Core Bond Fund - Class R4 | Class R4
Prospectus [Line Items]
Management Fees	0.39%	[7]
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.59%	[8]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.48%	[9]
(Allspring Core Bond Fund - Class R6) | Class R6
Prospectus [Line Items]
Management Fees	0.39%	[10]
Distribution (12b-1) Fees	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.44%	[11]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.33%	[12]
(Allspring Core Bond Fund - Administrator Class) | Administrator Class
Prospectus [Line Items]
Management Fees	0.39%	[13]
Distribution (12b-1) Fees	none
Other Expenses	0.37%
Total Annual Fund Operating Expenses	0.76%	[14]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.65%	[15]
(Allspring Core Bond Fund - Institutional Class) | (nstitutional Class
Prospectus [Line Items]
Management Fees	0.39%	[16]
Distribution (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.49%	[17]
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	0.38%	[18]

[1]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[2]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[3]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.71% for Class A and 1.46% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[5]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[6]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.96% for Class R. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[8]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[9]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.48% for Class R4. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[11]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[12]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.33% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[14]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[15]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	Includes the fees charged by the Manager for providing advisory services to the master portfolio in which the Fund invests
[17]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[18]	The Manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.38% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying affiliated master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.